MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

April 21, 2014

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust (“Registrant”)
MainStay Balanced Fund, MainStay Floating Rate Fund, MainStay Indexed Bond Fund
File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated April 7, 2014 to the Summary Prospectus and Prospectus for the MainStay Balanced Fund, MainStay Floating Rate Fund and MainStay Indexed Bond Fund (Accession Number 0001144204-14-021214). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4436.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary